MFS[RegTM] GOVERNMENT SECURITIES FUND


JULY 1, 1999 as amended SEPTEMBER 21, 1999



75 [Logo picture of two people in window] MFS[Reg TM]
   INVESTMENT MANAGEMENT
   YEARS
WE INVENTED THE MUTUAL FUND(R)

500 Boylston Street, Boston, MA 02116
(617) 954-5000

This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus dated July 1, 1999. This SAI should be read in conjunction with the Prospectus. The Fund's financial statements are incorporated into this SAI by reference to the Fund's most recent Annual Report to shareholders. A copy of the Annual Report accompanies this SAI. You may obtain a copy of the Fund's Prospectus and Annual Report without charge by contacting MFS Service Center, Inc. (see back cover of Part II of this SAI for address and phone number).

                                                         Statement of Additional
                                                                    Information

This SAI is divided into two Parts -- Part I and Part II. Part I contains information that is particular to the Fund, while Part II contains information that generally applies to each of the funds in the MFS Family of Funds (the "MFS Funds"). Each Part of the SAI has a variety of appendices which can be found at the end of Part I and Part II, respectively.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus.

                                                  MGS-13 6/99 600 26/226/326/826

Statement of Additional Information

PART I
Part I of this SAI contains information that is particular to the Fund.

     TABLE OF CONTENTS

                                                                                    Page
I      Definitions ...............................................................   1

II     Management of the Fund ....................................................   1

       The Fund ..................................................................   1

       Trustees and Officers -- Identification and Background ....................   1

       Trustee Compensation ......................................................   1

       Affiliated Service Provider Compensation ..................................   1

III    Sales Charges and Distribution Plan Payments ..............................   1

       Sales Charges .............................................................   1

       Distribution Plan Payments ................................................   1

IV     Portfolio Transactions and Brokerage Commissions ..........................   1

V      Share Ownership ...........................................................   1

VI     Performance Information ...................................................   1


VII    Investment Techniques, Practices, Risks and Restrictions ..................   1


       Investment Techniques, Practices and Risks ................................   1

       Investment Restrictions ...................................................   1

VIII   Tax Considerations ........................................................   3

IX     Independent Auditors and Financial Statements .............................   3

       Appendix A -- Trustees and Officers -- Identification and Background ......  A-1

       Appendix B -- Trustee Compensation ........................................  B-1

       Appendix C -- Affiliated Service Provider Compensation ....................  C-1

       Appendix D -- Sales Charges and Distribution Plan Payments ................  D-1

       Appendix E -- Portfolio Transactions and Brokerage Commissions ............  E-1

       Appendix F -- Share Ownership .............................................  F-1

       Appendix G -- Performance Information .....................................  G-1


I       DEFINITIONS

        "Fund" - MFS Government Securities Fund, a Massachusetts business trust organized in 1981 .

        "MFS" or the "Adviser" - Massachusetts Financial Services Company, a Delaware corporation.

        "MFD" - MFS Fund Distributors, Inc., a Delaware corporation.

        "MFSC" - MFS Service Center, Inc., a Delaware corporation.

        "Prospectus" - The Prospectus of the Fund, dated July 1, 1999, as amended or supplemented from time to time.

II      MANAGEMENT OF THE FUND

        The Fund
        MFS Government Securities Fund is an open-end, diversified management investment company which was organized as a business trust under the laws of The Commonwealth of Massachusetts in 1981 and functioned as a taxable money market fund under the name "Working Capital Trust." During the period from May 15, 1984 to July 24, 1984, the Fund's management, with the approval of its shareholders, reorganized the Fund with the objective set forth in the Prospectus and this SAI. The Fund was known as "MFS Government Guaranteed Securities Trust" until December 1990, then as "MFS Government Securities Trust" until its name was changed effective August 1992.

        Trustees and Officers -- Identification and Background
        The identification and background of the Trustees and officers of the Trust are set forth in Appendix A of this Part I.

        Trustee Compensation
        Compensation paid to the non-interested Trustees and to Trustees who are not officers of the Fund, for certain specified periods, is set forth in Appendix B of this Part I.

        Affiliated Service Provider Compensation
        Compensation paid by the Fund to its affiliated service providers -- to MFS, for investment advisory and administrative services, and to MFSC, for transfer agency services -- for certain specified periods is set forth in Appendix C to this Part I.

III     SALES CHARGES AND DISTRIBUTION PLAN
        PAYMENTS

        Sales Charges
        Sales charges paid in connection with the purchase and sale of Fund shares for certain specified periods are set forth in Appendix D to this Part I, together with the Fund's schedule of dealer reallowances.

        Distribution Plan Payments
        Payments made by the Fund under the Distribution Plan for its most recent fiscal year end are set forth in Appendix D to this Part I.

IV      PORTFOLIO TRANSACTIONS AND BROKERAGE
        COMMISSIONS

        Brokerage commissions paid by the Fund for certain specified periods, and information concerning purchases by the Fund of securities issued by its regular broker-dealers for its most recent fiscal year, are set forth in Appendix E to this Part I.

        Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers, on behalf of the fund. The Trustees (together with the Trustees of certain other MFS funds) have directed the Adviser to allocate a total of $53,050 of commission business from certain MFS funds (including the fund) to the Pershing Division of Donaldson Lufkin & Jenrette as consideration for the annual renewal of certain publications provided by Lipper Analytical Securities Corporation (which provides information useful to the Trustees in reviewing the relationship between the fund and the Adviser).

V       SHARE OWNERSHIP

        Information concerning the ownership of Fund shares by Trustees and officers of the Fund as a group, by investors who control the Fund, if any, and by investors who own 5% or more of any class of Fund shares, if any, is set forth in Appendix F to this Part I.

VI      PERFORMANCE INFORMATION
        Performance information, as quoted by the Fund in sales literature and marketing materials, is set forth in Appendix G to this Part I.

VII     INVESTMENT TECHNIQUES, PRACTICES, RISKS
        AND RESTRICTIONS

        Investment Techniques, Practices and Risks
        The investment objective and principal investment policies of the Fund are described in the Prospectus. In pursuing its investment objective and principal investment policies, the Fund may engage in a number of investment techniques and practices, which involve certain risks. These investment techniques and practices, which may be changed without shareholder approval unless indicated otherwise, are identified in Appendix A to the Prospectus, and are more fully described, together with their associated risks, in Part II of this SAI. The following percentage limitation applies to these investment techniques and practices:

        o Lending of Portfolio Securities may not exceed 30% of the Fund's net assets

        Investment Restrictions
        The Fund has adopted the following restrictions which cannot be changed without the approval of the holders of a majority of the Fund's shares (which, as used in this SAI, means the lesser of (i) more


                                  Part I -- 1
        than 50% of the outstanding shares of the Fund or a series or class, as applicable or (ii) 67% or more of the outstanding shares of the Fund or a series or class, as applicable, present at a meeting at which holders of more than 50% of the outstanding shares of the Fund or a series or class, as applicable are represented in person or by proxy).

           Terms used below (such as Options and Futures Contracts) are defined in Part II of this SAI.

        The Fund may not:

        (1) borrow money or pledge, mortgage or hypothecate in excess of 1/3 of its assets, and then only as a temporary measure for extraordinary or emergency purposes (the Fund intends to borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund while effecting an orderly liquidation of portfolio securities); for additional related restrictions, see paragraph (i) under the caption "State and Federal Restrictions";

        (2) purchase any security or evidence of interest therein on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and except that the Fund may make deposits on margin in connection with interest rate futures contracts;

        (3) purchase or sell any put or call option or any combination thereof, provided that this shall not prevent the purchase, ownership, holding or sale of contracts for the future delivery of fixed income securities;

        (4) underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

        (5) make loans to other persons. For these purposes, the purchase of short-term commercial paper, the purchase of a portion or all of an issue of debt securities in accordance with its investment objectives and policies, the lending of portfolio securities, or the investment of the Fund's assets in repurchase agreements, shall not be considered the making of a loan;

        (6) knowingly invest in securities which are subject to legal or contractual restrictions on resale (other than repurchase agreements) if, as a result thereof, more than 10% of the Fund's total assets (taken at market value) would be so invested;

        (7) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interest therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except contracts for the future acquisition or delivery of fixed income securities) in the ordinary course of the Fund's business (the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities);

        (8) purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Fund;

        (9) sell any security which it does not own unless by virtue of its ownership of other securities the Fund has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

        (10) purchase securities of any issuer if such purchase at the time thereof would cause more than 5% of the Fund's assets (taken at market value) to be invested in the securities of such issuer (other than securities of obligations issued or guaranteed by the United States, any state or political subdivision thereof, or any political subdivision of any such state, or any agency or instrumentality of the United States or of any state or of any political subdivision of any state or the United States); or

        (11) issue any senior security (as that term is defined in the Investment Company Act of 1940 (the "1940 Act")), if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

        State and Federal Restrictions: In order to comply with certain state and federal statutes and policies, the Fund will not, as a matter of operating policy, (i) borrow money for any purpose in excess of 10% of its assets (taken at market value) (moreover, the Fund will not purchase any securities for its portfolio at any time at which borrowings exceed 5% of its assets (taken at market value)), (ii) invest more than 5% of its total assets at the time of investment in companies which, including predecessors, have a record of less than three years' continuous operation, (iii) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund, or is an officer or Director of the Adviser if, after the purchase of the securities of such issuer by the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, (iv) invest for the purpose of exercising control or management, (v) invest more than 10% of its assets (taken at market value) in securities (including repurchase agreements maturing in more than seven days) for which there are no readily available market quotations. These policies are not fundamental and may be changed by the Fund without shareholder approval only in response to changes in the various state and federal requirements.

                                  Part I -- 2

        Applicability of Restrictions: Except for Investment Restriction (1) and (6), these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

VIII    TAX CONSIDERATIONS

        For a discussion of tax considerations, see Part II of this SAI.

IX      INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

        Deloitte & Touche LLP are the Fund's independent auditors, providing audit services, tax services, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

           The Portfolio of Investments and the Statement of Assets and Liabilities at February 28, 1999, the Statement of Operations for the year ended February 28, 1999, the Statement of Changes in Net Assets for the two years ended February 28, 1998, the Notes to Financial Statements and the Report of the Independent Auditors, each of which is included in the Annual Report to Shareholders of the Fund, are incorporated by reference into this SAI in reliance upon the report of Deloitte & Touche LLP, independent auditors, given upon their authority as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.

                                  Part I -- 3

     PART I -- APPENDIX A


      TRUSTEES AND OFFICERS -- IDENTIFICATION
      AND BACKGROUND

      The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)

      Trustees
      JEFFREY L. SHAMES,* Chairman and President (born 6/2/55)
      Massachusetts Financial Services Company, Chairman and Chief Executive Officer

      RICHARD B. BAILEY* (born 9/14/26)
      Private Investor; Massachusetts Financial Services Company, former Chairman and Director (prior to September 30, 1991); Cambridge Bancorp, Director; Cambridge Trust Company, Director

      J. ATWOOD IVES (born 5/1/36)
      Eastern Enterprises (diversified services company), Chairman, Trustee and Chief Executive Officer
      Address: 9 Riverside Road, Weston, Massachusetts

      LAWRENCE T. PERERA (born 6/23/35)
      Hemenway & Barnes (attorneys), Partner
      Address: 60 State Street, Boston, Massachusetts

      WILLIAM J. POORVU (born 4/10/35)
      Harvard University Graduate School of Business Administration, Adjunct Professor; CBL & Associates Properties, Inc. (a real estate investment trust), Director; The Baupost Fund (a registered investment company), Vice Chairman (since November 1993), Chairman and Trustee (prior to November 1993)
      Address: Harvard Business School, Soldiers Field Road,
      Cambridge, Massachusetts

      CHARLES W. SCHMIDT (born 3/18/28)
      Private investor; International Technology Corporation, Director; The Boston Company, Director; Mohawk Paper Company, Director
      Address: 30 Colpitts Road, Weston, Massachusetts

      ARNOLD D. SCOTT* (born 12/16/42)
      Massachusetts Financial Services Company, Senior Executive Vice President and Secretary

      ELAINE R. SMITH (born 4/25/46)
      Independent Consultant; Brigham and Women's Hospital, Executive Vice President and Chief Operating Officer (prior to September 1992)
      Address: Weston, Massachusetts

      DAVID B. STONE (born 9/2/27)
      North American Management Corp. (investment adviser), Chairman and Director; Eastern Enterprises, Trustee
      Address: Ten Post Office Square, Suite 300, Boston, Massachusetts

      Officers
      W. THOMAS LONDON,* Treasurer (born 3/1/44)
      Massachusetts Financial Services Company, Senior Vice President

      STEPHEN E. CAVAN,* Secretary and Clerk (born 11/6/53)
      Massachusetts Financial Services Company, Senior Vice
      President, General Counsel and Assistant Secretary

      JAMES R. BORDEWICK, JR.,* Assistant Secretary (born 3/6/59)
      Massachusetts Financial Services Company, Senior Vice
      President and Associate General Counsel

      JAMES O. YOST,* Assistant Treasurer (born 6/12/60)
      Massachusetts Financial Services Company, Senior Vice President

      ELLEN MOYNIHAN,* Assistant Treasurer (born 11/13/57)
      Massachusetts Financial Services Company, Vice President (since September
      1996); Deloitte & Touche LLP, Senior Manager (prior to September 1996)

      MARK E. BRADLEY,* Assistant Treasurer (born 11/23/59)
      Massachusetts Financial Services Company, Vice President (since March
      1997); Putnam Investments, Vice President (from September 1994 until March 1997); Ernst & Young LLP, Senior Tax Manager (prior to September
      1994)

      ------------------------------
      * "Interested persons" (as defined in the 1940 Act) of the Adviser, whose address is 500 Boylston Street, Boston, Massachusetts 02116.

      Each Trustee and officer holds comparable positions with certain affiliates of MFS or with certain other funds of which MFS or a subsidiary is the investment adviser or distributor. Messrs. Shames and Scott, Directors of MFD, and Mr. Cavan, the Secretary of MFD, hold similar positions with certain other MFS affiliates. Mr. Bailey is a Director of Sun Life Assurance Company of Canada (U.S.), a subsidiary of Sun Life Assurance Company of Canada.

                                 Part I -- A-1

PART I -- APPENDIX B

     TRUSTEE COMPENSATION

      The Fund pays the compensation of non-interested Trustees and of Trustees who are not officers of the Trust, who currently receive a fee of $2,500 per year plus $135 per meeting and $100 per committee meeting attended, together with such Trustee's out-of-pocket expenses. In addition, the Trust has a retirement plan for these Trustees as described under the caption "Management of the Fund -- Trustee Retirement Plan" in Part II. The Retirement Age under the plan is 73.

      Trustee Compensation Table
      .........................................................................


                                            Retirement Benefit                                Total Trustee
                           Trustee Fees       Accrued as Part       Estimated Credited       Fees from Fund
      Trustee                    from Fund(1)     of Fund Expense(1)     Years of Service(2)     and Fund Complex(3)
      -----------------------   --------------   --------------------   ---------------------   --------------------
      Richard B. Bailey          $3,282              $  963                     8                  $259,430
      J. Atwood Ives              3,702               1,009                    17                   149,491
      Lawrence T. Perera          3,382               1,442                    24                   129,371
      William J. Poorvu           3,612               1,480                    24                   139,006
      Charles W. Schmidt          3,242               1,450                    17                   129,301
      Arnold D. Scott                 0                   0                   N/A                         0
      Jeffrey L. Shames               0                   0                   N/A                         0
      Elaine R. Smith             3,882               1,106                    27                   150,511
      David B. Stone              3,728               1,461                    11                   165,826


      --------------
     (1) For the fiscal year ended February 28, 1999.
     (2) Based upon normal retirement age (73).
     (3) Information provided is provided for calendar year 1998. All Trustees served as Trustees of 31 funds within the MFS fund complex (having aggregate net assets at December 31, 1998, of approximately $43 billion) except Mr. Bailey, who served as Trustee of 74 funds within the MFS complex (having aggregate net assets at December 31, 1998 of approximately $68 billion).

    Estimated Annual Benefits Payable by Fund Upon Retirement(4)
    ...........................................................................

                       Years of Service
    Average
 Trustee Fees     3        5        7      10 or more
-------------- ------- -------- --------- -----------
   $  2,918     $438    $  729   $1,021      $1,459
      3,188      478       797    1,116       1,594
      3,459      519       865    1,211       1,729
      3,729      559       932    1,305       1,865
      4,000      600     1,000    1,400       2,000
      4,270      641     1,068    1,495       2,135

   --------------
   (4) Other funds in the MFS Fund complex provide similar retirement benefits to the Trustees.


                                 Part I -- B-1

PART I -- APPENDIX C

   AFFILIATED SERVICE PROVIDER COMPENSATION
   ........................................................................ .
   The Fund paid compensation to its affiliated service providers over the specified periods as follows:

                        Paid to MFS     Amount    Paid to MFS for     Paid To MFSC     Amount      Aggregate
                       for Advisory     Waived     Administrative     for Transfer     Waived     Amount Paid
   Fiscal Year Ended     Services       By MFS        Services      Agency Services   by MFSC   To MFS and MFSC
   ------------------ -------------- ----------- ----------------- ----------------- --------- -----------------
   February 28, 1999    $1,452,331    $485,623       $  59,509          $544,624       N/A         $2,056,464
   February 28, 1998    $1,214,387    $420,618       $  57,901*         $520,789       N/A         $1,793,077
   February 28, 1997    $1,076,326    $645,570          N/A             $803,429       N/A         $1,879,755

   --------------
   * From March 1, 1997, the commencement of the Master Administrative Service Agreement.


                                 Part I -- C-1

PART I -- APPENDIX D

   SALES CHARGES AND DISTRIBUTION PLAN PAYMENTS

   Sales Charges
   .........................................................................
   The following sales charges were paid during the specified periods:

                              Class A Initial Sales Charges:                 CDSC Paid to MFD on:
                                          Retained      Reallowed     Class A      Class B       Class C
    Fiscal Year End          Total         By MFD      to Dealers      Shares       Shares       Shares
----------------------   -------------   ----------   ------------   ---------   -----------   ----------
   February 28, 1999      $1,200,098      $199,411     $1,000,687     $3,509      $429,961      $21,937
   February 28, 1998      $  422,293      $ 58,857     $  363,436     $3,470      $279,216      $ 2,556
   February 28, 1997      $  447,908      $ 60,477     $  387,431     $3,861      $279,385      $   789

   Dealer Reallowances
   .........................................................................
   As shown above, MFD pays (or "reallows") a portion of the Class A initial sales charge to dealers. The dealer reallowance as expressed as a percentage of the Class A shares' offering price is:

                                                  Dealer Reallowance as a
    Amount of Purchase                           percent of Offering Price
        Less than $100,000                               4.00%
        $100,000 but less than $250,000                  3.20%
        $250,000 but less than $500,000                  2.25%
        $500,000 but less than $1,000,000                1.70%
        $1,000,000 or more                               None*

--------------
 * A CDSC will apply to such purchase.

   Distribution Plan Payments
   .........................................................................
   During the fiscal year ended February 28, 1999, the Fund made the following Distribution Plan payments:

                            Amount of Distribution and Service Fees:


 Class of Shares        Paid By Fund     Retained By MFD     Paid To Dealers
--------------------   --------------   -----------------   -----------------
    Class A Shares       $1,076,050         $  383,816           $692,234
    Class B Shares       $1,444,726         $1,105,268           $339,458
    Class C Shares       $  245,257         $      571           $244,686

   Distribution plan payments retained by MFD are used to compensate MFD for commissions advanced by MFD to dealers upon sale of fund shares.


                                 Part I -- D-1

PART I -- APPENDIX E

   PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

   Brokerage Commissions
   ...........................................................................
   The following brokerage commissions were paid by the Fund during the specified time periods:

                           Brokerage Commissions
     Fiscal Year End           Paid by Fund
-----------------------   ----------------------
    February 28, 1999              $-0-
    February 28, 1998              $-0-
    February 28, 1997              $-0-

   Securities Issued By Regular Broker-Dealers
   ............................................................................
   During the fiscal year ended February 28, 1999, the Fund did not purchase any securities issued by regular broker-dealers of the Fund.

                                 Part I -- E-1

PART I -- APPENDIX F

     SHARE OWNERSHIP

    Ownership By Trustees and Officers
    As of March 31, 1999, the Trustees and officers of the Trust as a group owned less than 1% of any class of the Fund's shares.

    25% or Greater Ownership
    The following table identifies those investors who own 25% or more of the Fund's shares (all share classes taken together) as of March 31, 1999, and are therefore presumed to control the Fund:

                                Jurisdiction of Organization
 Name and Address of Investor          (if a Company)         Percentage Ownership
------------------------------ ----------------------------- ----------------------
              None

    5% or Greater Ownership of Share Class
    The following table identifies those investors who own 5% or more of any class of the Fund's shares as of March 31, 1999:

Name and Address of Investor Ownership            Percentage
 ..........................................................................
   MLPF&S for the Sole Benefit of its Customers   12.13% of Class B Shares
   Attn: Fund Administration 97B92
   4800 Deer Lake Drive E--3rd Floor
   Jacksonville, FL 32246-6484
   .......................................................................
   MLPF&S for the Sole Benefit of its Customers   24.35% of Class C Shares
   Attn: Fund Administration 97JT5
   4800 Deer Lake Drive E--3rd Floor
   Jacksonville, FL 32246-6484
   .......................................................................
   TRS MFS DEF Contribution Plan                  8.86% of Class I Shares
   c/o Mark Leary--19th Floor
   Mass Financial Services
   500 Boylston Street
   Boston, MA 02116-3740
   .......................................................................
   TRS of the MFS Pension Plan                    91.14% of Class I Shares
   c/o Mark Leary
   Mass Financial Services
   500 Boylston Street
   Boston, MA 02116-3740
   .......................................................................


                                 Part I -- F-1

PART I -- APPENDIX G

   PERFORMANCE INFORMATION
   ......................................................................
   All performance quotations are as of February 28, 1999.

                                                          Average Annual           Actual 30-
                                                          Total Returns            Day Yield   30-Day Yield     Current
                                                 -------------------------------  (Including   (Without Any   Distribution
                                                   1 Year     5 Year    10 Year    Waivers)      Waivers)         Rate
                                                 ---------- ---------- --------- ------------ -------------- -------------
   Class A Shares, with initial sales charge
   (4.75%)                                           0.96%      5.51%     7.66%      4.69         4.60           5.31
   Class A Shares, at net asset value                6.00%      6.54%     8.18%      N/A           N/A            N/A
   Class B Shares, with CDSC
   (declining over 6 years from 4% to 0%)            1.32%      5.50%     7.77%      N/A           N/A            N/A
   Class B Shares, at net asset value                5.32%      5.81%     7.77%     4.27          4.17           4.91
   Class C Shares, with CDSC
   (1% for first year)                               4.23%      6.12%     7.97%      N/A           N/A            N/A
   Class C Shares, at net asset value                5.23%      6.12%     7.97%     4.26          4.16           4.92
   Class I Shares, at net asset value                6.37%      6.71%     8.27%     5.28          5.18           5.93

   --------------
   + Annualized, based upon the last distribution.

   The fund initially offered class A shares on July 25, 1984, class B shares on August 30, 1993, class C shares on April 1, 1996 and class I shares on January 2, 1997. Class B and class C share performance includes the performance of the fund's class A shares for periods prior to the offering of class B and class C shares. Class B and class C share performance generally would have been lower than class A share performance had class B and class C shares been offered for the entire period, because the operating expenses (e.g., distribution and service fees) attributable to class B and class C shares are higher than those of class A shares. Class B and class C share SEC performance has been adjusted to take into account the CDSC applicable to class B and class C shares, rather than the initial sales charge applicable to class A shares.

   Class I share performance includes the performance of the fund's class A shares for periods prior to the offering of class I shares. Class I share performance generally would have been higher than class A share performance had class I shares been offered for the entire period, because operating expenses (e.g., distribution and service fees) attributable to class I shares are lower than those of class A shares. Class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge.

   Performance results include any applicable expense subsidies and waivers, which may cause the results to be more favorable. Current subsidies and waivers may be discontinued at any time.


                                 Part I -- G-1